Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 1,259,209	$ 448,167	$ 1,902,070	$ 1,052,377
Other comprehensive (loss) income:
Net (loss) gain on derivatives (Note 12), net of tax of $4,409, $(614), $13,521 and $(11,286), respectively	(27,944)	3,315	(86,207)	70,513
Actuarial loss on pension obligations, net of tax of nil, $487, nil and $487, respectively	0	(3,411)	0	(3,411)
Total other comprehensive (loss) income	(27,944)	(96)	(86,207)	67,102
Comprehensive income	1,231,265	448,071	1,815,863	1,119,479
Comprehensive (income) loss attributable to non-controlling interest	0	(1)	(1)	3
Total comprehensive income attributable to AerCap Holdings N.V.	$ 1,231,265	$ 448,070	$ 1,815,862	$ 1,119,482